LEASES - Balance sheet disclosure (Details) - SL BIO LTD	Dec. 31, 2025 USD ($)
LEASES
Operating lease right-of-use assets, net	$ 212,324
Liabilities
Operating lease liabilities, current	148,663
Operating lease liabilities, non-current	64,742
Total lease liabilities	$ 213,405